CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes common stock options activity: The following table summarizes common stock options activity:

	Options	Weighted Average Exercise Price
December 31, 2021	-	$-
Granted	1,250,000	1.10
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2022	1,250,000	$1.10
Exercisable, December 31, 2022	133,333	$1.10

Granted	1,400,000	$0.40
Exercised	-	-
Expired	-	-
Outstanding, December 31, 2023	2,650,000	$0.73
Exercisable, December 31, 2023	1,812,500	$0.73

The weighted average exercise prices, remaining lives for options granted, and exercisable as of December 31, 2023 were as follows:

	Outstanding Options		Exercisable Options
Options Exercise Price Per Share	Shares	Life (Years)	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
$1.10	1,400,000	4.28	$1.10	562,500	$1.10
$0.32	1,250,000	5.00	$0.32	1,250,000	$0.32

SCHEDULE OF FAIR VALUE ASSUMPTIONS

Fair Value of Common Stock on measurement date	$1.00 – 0.32
Risk free interest rate	3.83% - 3.30%
Volatility	232.05% 92.54%
Dividend Yield	0%
Expected Term	6.0 - 3.5

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future
(4)	The Company, in accordance with staff accounting bulletin (“SAB”)14-D.2, used the simplified method (plain vanilla) to determine the overall expected term

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes common stock warrants activity:

	Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2021	-	$-
Granted	2,210,070	1.00
Exercised	-	-
Expired	-
Cancelled	(210,070)	1.00
Outstanding, December 31, 2022	2,000,000	1.00
Exercisable, December 31, 2022	2,000,000	$1.00

Granted	367,500	1.22
Exercised	(1,024,500)	1.00
Expired	-	-
Cancelled	-	-
Outstanding, December 31, 2023	1,343,000	1.43
Exercisable, December 31, 2023	1,343,000	$1.43

The weighted average exercise prices, remaining lives for warrants granted, and exercisable as of December 31, 2023, were as follows:

	Outstanding and Vested Warrants
Weighted Average Warrant Exercise Price Per Share	Shares	Life (Years)
$1.43	1,343,000	2.07

Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF FAIR VALUE ASSUMPTIONS

Fair Value of Common Stock on measurement date	$0.37 - $0.97
Risk-free interest rate	From 2.95% to 4.00%
Volatility	From 81.92% to 169.22%
Dividend Yield	0%
Expected Term	5 years

(1)	The risk-free interest rate was determined by management using the market yield on U.S. Treasury securities with comparable terms as of the measurement date.
(2)	The trading volatility was determined by calculating the volatility of the Company’s peer group.
(3)	The Company does not expect to pay a dividend in the foreseeable future.